Summary of Deductible Temporary Differences for Which No Deferred Tax Assets Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Non-capital losses	$ 936	$ 14,490
Capital Losses	937	495
Royalties, streaming and other mineral interests		9,553
Short-term investments	333	2,065
Other deferred tax assets	471	1,696
Deducted temporary differences recognized	$ 2,677	$ 28,299